Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Income/(loss) from discontinued operations, net of tax	$ 30		$ 26		$ (13)
Segment, Discontinued Operations
Discontinued Operations And Disposal Groups [Abstract]
Revenues					8
Operating loss					(26)
Income/(loss) from operations before income taxes					(26)
Benefit for income taxes					9
Loss from operations					(17)
Gain/(loss) on sale, net of tax		[1]	1	[1]	(5)	[1]
Income/(loss) from discontinued operations, net of tax			$ 1		$ (22)

[1]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.